Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Series "A" Preferred Stock	Common stock to be issued [Member]	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Beginning Balance at Dec. 31, 2011	$ 1,953,647		$ 264,763	$ 2,673,443	$ (984,559)
Beginning Balance, Shares at Dec. 31, 2011			26,476,293
Series "A" Preferred stock issued for services ($83/share)	8,292	1		8,291
Series "A" Preferred stock issued for services ($83/share), Shares		100
Common stock issued for cash	1,497,335		61,825	1,435,510
Common stock issued for cash, Shares			6,182,500
Conversion of notes payable and interest to common stock	1,174,165		16,923	1,157,242
Conversion of notes payable and interest to common stock, Shares			1,692,334
Stock issued with promissory note	500,000		10,000	490,000
Stock issued with promissory note, Shares			1,000,000
Stock issued to acquire oil and gas assets	450,000		2,500	447,500
Stock issued to acquire oil and gas assets, Shares			250,000
Common stock issued for services	1,285,000		25,700	1,259,300
Common stock issued for services, Shares			2,570,000
Stock issuance costs	(210,000)			(210,000)
Share based compensation	2,569,564			2,569,564
Stock issued in reverse merger			61,100	(61,100)
Stock issued in reverse merger, Shares			6,110,000
Net loss	(7,670,624)				(7,670,624)
Balance at Dec. 31, 2012	1,557,379	1	442,811	9,769,750	(8,655,183)
Balance, Shares at Dec. 31, 2012		100	44,281,127
Common stock issued for cash	35,000		700	34,300
Common stock issued for cash, Shares			70,000
Conversion of notes payable and interest to common stock	36,000		512	35,488
Conversion of notes payable and interest to common stock, Shares			51,249
Common stock issued for services	35,000		1,400	33,600
Common stock issued for services, Shares			140,000
Share based compensation	2,344,221			2,344,221
Warrants issued with promissory notes	1,180,786			1,180,786
Purchase of 50 shares of Treasury stock under termination agreement	(25,000)					(25,000)
Purchase of 50 shares of Treasury stock under termination agreement,Shares						(50)
10 preferred shares issued from treasury for services	830			(4,170)		5,000
10 preferred shares issued from treasury for services, Shares						10
Stock issued with promissory note	290,000		20,000	270,000
Stock issued with promissory note, Shares			2,000,000
Stock issued to acquire oil and gas assets	18,000		1,501	16,499
Stock issued to acquire oil and gas assets, Shares			150,000
Net loss	(5,244,915)				(5,244,915)
Balance at Dec. 31, 2013	$ 227,301	$ 1	$ 466,924	$ 13,680,474	$ (13,900,098)	$ (20,000)
Balance, Shares at Dec. 31, 2013		100	46,692,376			(40)